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                   Prudential Investments Fund Management LLC
                               100 Mulberry Street
                         Gateway Center Three, 4th Floor
                          Newark, New Jersey 07102-3777



                                                                     May 4, 2000



U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

            RE: The Prudential Variable Contract Account-10 (the "Fund") Registration Nos. 2-76580
                                        811-03421


Dear Sir/Madam:

            Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 34 to the Fund's registration statement. Post-Effective Amendment No. 34 to the Fund's registration statement was filed electronically via EDGAR on April 28, 2000.

            Please call the undersigned at (973) 802- 6997 with any questions you may have.


                                             Very truly yours,


                                             /s/ C. Christopher Sprague
                                             ---------------------------------
                                             C. Christopher Sprague
                                             Assistant General Counsel